H. Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets

Significant components of the Company’s deferred tax assets at September 30, 2012 and 2011 consisted of the following (in thousands):

	2012	2011
Net operating loss carry-forwards	$40,645	$40,939
Research and development credit carry-forwards	4,479	3,953
Accrued payroll related liabilities	2,802	2,750
Depreciation and amortization	939	—
State Taxes	(1,554)	(1,450)
Total deferred tax assets	47,311	46,192
Deferred tax liabilities	—	—
Valuation allowance for deferred assets	(47,311)	(46,192)
Net deferred tax asset	$—	$—

Tax rate reconciliation

Taxes computed at the statutory federal income tax rate of 34% are reconciled to the provision for income taxes as follows (dollars in thousands):

	2012	2011
Effective income tax rate	0%	0%

United States Federal income tax at statutory rate	$577	$95
State income taxes (net of federal benefit)	99	2
Warrant expense	(1,621)	(1,311)
Prior year deferred true up	1,119	1,178
Change in valuation reserves	(365)	(212)
Other	193	250
Provision for income taxes	$2	$2